Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$309,569,167.69	0.7739229	$284,898,691.34	0.7122467	$24,670,476.35
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$522,219,167.69	0.4175582	$497,548,691.34	0.3978321	$24,670,476.35

Weighted Avg. Coupon (WAC)	3.11%		3.11%
Weighted Avg. Remaining Maturity (WARM)	36.07		35.17
Pool Receivables Balance	$556,341,130.04		$530,818,843.03
Remaining Number of Receivables	49,949		49,017

Adjusted Pool Balance	$541,120,862.88		$516,450,386.53

III. COLLECTIONS

Principal:
Principal Collections	$24,631,890.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$384,467.00
Total Principal Collections	$25,016,357.40

Interest:
Interest Collections	$1,417,603.95
Late Fees & Other Charges	$48,144.93
Interest on Repurchase Principal	$-
Total Interest Collections	$1,465,748.88

Collection Account Interest	$4,451.99
Reserve Account Interest	$594.70
Servicer Advances	$-

Total Collections	$26,487,152.97

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$26,487,152.97
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,487,152.97

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$463,617.61	$-	$463,617.61	$463,617.61
	Collection Account Interest					$4,451.99
	Late Fees & Other Charges					$48,144.93
Total due to Servicer						$516,214.53

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$270,873.02		$270,873.02
	Class A-4 Notes		$146,395.92		$146,395.92

	Total Class A interest:		$417,268.94		$417,268.94	$417,268.94

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$25,400,831.50

9.	Regular Principal Distribution Amount:					$24,670,476.35

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$24,670,476.35
	Class A-4 Notes				$-
	Class A Notes Total:		$24,670,476.35		$24,670,476.35
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$24,670,476.35		$24,670,476.35

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					730,355.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,220,267.16
Beginning Period Amount	$15,220,267.16
Current Period Amortization	$851,810.66
Ending Period Required Amount	$14,368,456.50
Ending Period Amount	$14,368,456.50
Next Distribution Date Required Amount	$13,542,302.19

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.49%	3.66%	3.66%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.75%	48,405	98.23%	$521,443,094.68
30 - 60 Days	0.96%	472	1.34%	$7,097,907.34
61 - 90 Days	0.23%	115	0.35%	$1,866,641.57
91-120 Days	0.05%	25	0.08%	$411,199.44
121 + Days	0.00%	0	0.00%	$-
Total		49,017		$530,818,843.03

Delinquent Receivables 30+ Days Past Due
Current Period	1.25%	612	1.77%	$9,375,748.35
1st Preceding Collection Period	1.25%	625	1.79%	$9,960,372.08
2nd Preceding Collection Period	1.10%	561	1.56%	$9,106,758.56
3rd Preceding Collection Period	1.18%	610	1.64%	$10,043,951.11
Four-Month Average	1.19%		1.69%

Repossession in Current Period		39		$516,976.40
Repossession Inventory		92		$424,563.76

Current Charge-Offs
Gross Principal of Charge-Offs				$890,396.61
Recoveries				$(384,467.00)
Net Loss				$505,929.61

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.09%

Average Pool Balance for Current Period				$543,579,986.54

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.12%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				0.97%
3rd Preceding Collection Period				1.27%
Four-Month Average				1.09%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		70	1,571	$23,936,790.61
Recoveries		51	1,343	$(12,361,370.36)
Net Loss				$11,575,420.25
Cumulative Net Loss as a % of Initial Pool Balance				0.89%

Net Loss for Receivables that have experienced a Net Loss *		64	1,253	$11,604,120.72
Average Net Loss for Receivables that have experienced a Net Loss				$9,261.07

Principal Balance of Extensions				$2,795,424.46
Number of Extensions				165

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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